Discontinued operations (Schedule of Discontinued Operations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Results of the discontinued operation
Revenues, net of rebates and discounts	$ 11,428,000	$ 15,981,000	$ 25,160,000
Income tax expenses	(1,131,000)	(1,168,000)	(4,907,000)
Assets
Total assets held for sale	26,000	20,000
Current liabilities
Total liabilities held for sale	822,000	1,338,000
Xunlei Kankan [Member]
Results of the discontinued operation
Revenues, net of rebates and discounts	0	0	15,677,000
Business taxes and surcharges	0	0	(447,000)
Net revenues	0	0	15,230,000
Cost of revenues	0	0	(13,240,000)
Gross profit	0	0	1,990,000
Research and development expenses	0	5,000	(3,245,000)
Sales and marketing expenses	0	(27,000)	(7,384,000)
General and administrative expenses	0	(221,000)	(3,051,000)
Total operating expenses	0	(243,000)	(13,680,000)
Net gain from exchanges of content copyrights	0	0	137,000
Operating loss	0	(243,000)	(11,553,000)
Gain on disposal of Kankan	0	0	1,505,000
Income tax expenses	0	36,000	(2,048,000)
Loss from discontinued operations	0	(207,000)	(12,096,000)
Cash flows generated from/ (used in) discontinued operations
Net cash used in operating activities	0	(215,000)	(1,554,000)
Net cash generated from investing activities		0	9,135,000
Net cash used in financing activities
Net cash flow for the year	0	(215,000)	7,581,000
Web Game Business [Member]
Results of the discontinued operation
Revenues, net of rebates and discounts	11,428,000	15,981,000	25,160,000
Business taxes and surcharges	(27,000)	(25,000)	(45,000)
Net revenues	11,401,000	15,956,000	25,115,000
Cost of revenues	(522,000)	(391,000)	(785,000)
Gross profit	10,879,000	15,565,000	24,330,000
Research and development expenses	(2,217,000)	(3,192,000)	(2,488,000)
Sales and marketing expenses	(1,025,000)	(4,180,000)	(2,631,000)
General and administrative expenses	(99,000)	(159,000)	(155,000)
Total operating expenses	(3,341,000)	(7,531,000)	(5,274,000)
Operating loss	7,538,000	8,034,000	19,056,000
Income tax expenses	(1,131,000)	(1,204,000)	(2,859,000)
Loss from discontinued operations	6,407,000	6,830,000	16,197,000
Assets
Property and equipment, net	26,000	20,000
Total assets held for sale	26,000	20,000
Current liabilities
Deferred revenue, current portion	822,000	1,338,000
Total liabilities held for sale	822,000	1,338,000
Cash flows generated from/ (used in) discontinued operations
Net cash used in operating activities	5,585,000	5,492,000	15,286,000
Net cash generated from investing activities	(13,000)	(12,000)	(1,000)
Net cash used in financing activities	0	0	0
Net cash flow for the year	$ 5,572,000	$ 5,480,000	$ 15,285,000